Income tax (Details 5)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Statement [Line Items]
Currency translation adjustment		$ (4,123,000,000)		$ (11,179,000,000)	$ 18,340,000,000
Ending of the year	$ (116,183,000,000)		$ (134,037,000,000)
Borrowings [Member]
Statement [Line Items]
Beginning of the year	1,768,000,000		(1,971,000,000)
Business combinations and reclassification to other assets held for sale		0	0
Charged to the Statement of Income	(1,597,000,000)		1,540,000,000
Currency translation adjustment	0			(779)
Revaluation surplus		0	0
Income tax, deconsolidation	0		2,978
Ending of the year		171,000,000	1,768,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Beginning of the year	(579,000,000)		(2,109,000,000)
Business combinations and reclassification to other assets held for sale		0	0
Charged to the Statement of Income	3,000,000		1,530,000,000
Currency translation adjustment	0			0
Revaluation surplus		0	0
Income tax, deconsolidation	0		0
Ending of the year		(576,000,000)	(579,000,000)
Investment Properties And Property, Plant And Equipment [Member]
Statement [Line Items]
Beginning of the year	(107,423,000,000)		(133,427,000,000)
Business combinations and reclassification to other assets held for sale	0		0
Charged to the Statement of Income	4,102,000,000		(16,520,000,000)
Currency translation adjustment	2,467			(3,591)
Revaluation surplus		(374)	(618)
Income tax, deconsolidation	0		46,733,000,000
Ending of the year		(101,228,000,000)	(107,423,000,000)
Investments [Member]
Statement [Line Items]
Beginning of the year	(11,000,000)		(230,000,000)
Business combinations and reclassification to other assets held for sale		0	0
Charged to the Statement of Income	(40,000,000)		221,000,000
Currency translation adjustment	0			(2)
Revaluation surplus		0	0
Income tax, deconsolidation	0		0
Ending of the year		(51,000,000)	(11,000,000)
Intangible Assets [Member]
Statement [Line Items]
Beginning of the year	(123)	(123)		(5,895)
Business combinations and reclassification to other assets held for sale		0	0
Charged to the Statement of Income	(557,000,000)		275,000,000
Currency translation adjustment	0			(1,933)
Revaluation surplus		0	0
Income tax, deconsolidation	0			7,430
Ending of the year		(680)	(123)	(123)	(5,895)
Tax inflation adjustment [Member]
Statement [Line Items]
Beginning of the year	(30,668)	(30,668)		(15,454)
Business combinations and reclassification to other assets held for sale	0		0
Charged to the Statement of Income	15,957,000,000		(15,214,000,000)
Currency translation adjustment	0			0
Revaluation surplus		0	0
Income tax, deconsolidation	0		0
Ending of the year		(14,711)	(30,668)	(30,668)	(15,454)
Inventories [Member]
Statement [Line Items]
Beginning of the year	(1,481,000,000)		(1,591,000,000)
Business combinations and reclassification to other assets held for sale	0		0
Charged to the Statement of Income	(183,000,000)		195,000,000
Currency translation adjustment	384			(85)
Revaluation surplus		0	0
Income tax, deconsolidation	0		0
Ending of the year			(1,481,000,000)
Ending of the year		(1,481,000,000)	(1,280,000,000)
Subtotal Liabilities [Member]
Statement [Line Items]
Beginning of the year	(143,845,000,000)		(160,777,000,000)
Business combinations and reclassification to other assets held for sale	0		0
Charged to the Statement of Income	19,129,000,000		(36,054,000,000)
Currency translation adjustment	3,509			(6,203)
Revaluation surplus		(374)	(618)
Income tax, deconsolidation	0		59,807,000,000
Ending of the year		(121,581,000,000)	(143,845,000,000)
Tax Loss Carry-forwards [Member]
Statement [Line Items]
Beginning of the year	4,890	4,890		23,477
Business combinations and reclassification to other assets held for sale	0		0
Charged to the Statement of Income	(2,271,000,000)		(7,722,000,000)
Currency translation adjustment	(1,117)			3,957
Revaluation surplus		0	0
Income tax, deconsolidation	0		(14,822)
Ending of the year		1,502	4,890	4,890	$ 23,477
Subtotal Assets [Member]
Statement [Line Items]
Beginning of the year	9,808,000,000		41,219,000,000
Business combinations and reclassification to other assets held for sale	0		62,000,000
Charged to the Statement of Income	(2,744,000,000)		(6,150,000,000)
Currency translation adjustment	(1,666)			8,751
Revaluation surplus		0	0
Income tax, deconsolidation	0		(34,074)
Ending of the year		5,398,000,000	9,808,000,000
Biological Assets [Member]
Statement [Line Items]
Beginning of the year	(4,380,000,000)		(1,558,000,000)
Business combinations and reclassification to other assets held for sale		0	0
Charged to the Statement of Income	1,021,000,000		(3,009,000,000)
Currency translation adjustment	643			187
Revaluation surplus		0	0
Income tax, deconsolidation	0		0
Ending of the year		(2,716,000,000)	(4,380,000,000)
Others Liabilities [member]
Statement [Line Items]
Beginning of the year	(948,000,000)		1,458,000,000
Business combinations and reclassification to other assets held for sale	0		0
Charged to the Statement of Income	423,000,000		(5,072,000,000)
Currency translation adjustment	15			0
Revaluation surplus		0	0
Income tax, deconsolidation	0		2,666
Ending of the year		(510,000,000)	(948,000,000)
Assets/ (Liabilities), Net [Member]
Statement [Line Items]
Beginning of the year	(134,037,000,000)		(119,558,000,000)
Business combinations and reclassification to other assets held for sale	0		62,000,000
Charged to the Statement of Income	16,385,000,000		(42,204,000,000)
Currency translation adjustment	1,843			2,548
Revaluation surplus		(374)	(618)
Income tax, deconsolidation	0		25,733,000,000
Ending of the year		(116,183,000,000)	(134,037,000,000)
Trade And Other Payables [Member]
Statement [Line Items]
Beginning of the year	1,290,000,000		13,210,000,000
Business combinations and reclassification to other assets held for sale	0		0
Charged to the Statement of Income	239,000,000		(92,000,000)
Currency translation adjustment	0		3,949
Revaluation surplus		0	0
Income tax, deconsolidation	0		(15,777)
Ending of the year		1,529,000,000	1,290,000,000
Others [Member]
Statement [Line Items]
Beginning of the year	3,628	3,628	4,532,000,000
Business combinations and reclassification to other assets held for sale	0		62,000,000
Charged to the Statement of Income	(712,000,000)		1,664,000,000
Currency translation adjustment	(549)			845
Revaluation surplus		0	0
Income tax, deconsolidation	$ 0		(3,475)
Ending of the year		$ 2,367	$ 3,628	$ 3,628